GOODWILL AND OTHER INTANGIBLE ASSETS - Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Sep. 27, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Line Items]
Goodwill	$ 1,023.4		$ 1,081.0	$ 1,165.0
Discount rate	11.00%
Power and Energy
Goodwill [Line Items]
Percentage of fair value in excess of carrying value	3.00%	10.00%
Goodwill	$ 538.9		$ 562.9	$ 595.0
Power and Energy | One-hundred basis point increase
Goodwill [Line Items]
Amount fair value is lower than the carrying value	$ 50.0